Consolidated Statements of Shareholders' Equity (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
April private placement [member]
Statement Line Items [Line Items]
Transaction costs	$ 338
October private placement [member]
Statement Line Items [Line Items]
Transaction costs	5,078
Transaction costs	$ 0	$ 180	$ 1,582